Fair Value Quantitative and Qualitative Disclosures - Summary of Financial Assets and Liabilities Recognized at Fair Value using the Valuation Technique (Detail) - Level 3 [member] - Banks own assumptions [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	$ 7,233,676	$ 15,314,079
Profit and loss	(5,689,970)	(2,837,282)
Recognition and derecognition	497,804	(43,437)
Monetary effects	(1,356,527)	(5,199,684)
Amount at end of the fiscal year	684,983	7,233,676
Debt securities [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	2,175,359	1,112,717
Profit and loss	731,241	686,775
Recognition and derecognition	(801,964)	978,699
Monetary effects	(1,072,772)	(602,832)
Amount at end of the fiscal year	1,031,864	2,175,359
Other Financial Assets1 [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning	60,427	76,973
Profit and loss	5,064	3,562
Recognition and derecognition	21,061	10,002
Monetary effects	(37,137)	(30,110)
Amount at end of the fiscal year	$ 49,415	60,427
Derivatives [member]
Disclosure Of Fair Value Measurement Of Financial Assets And Liabilities Disaggregated By Valuation Technique [line items]
Amount at the beginning		2,888,037
Profit and loss		(2,037,074)
Monetary effects		$ (850,963)